Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consisted of the following:
	As of June 30,
	2024	2023
	USD	USD
Office equipment and computers	1,105,814	1,041,840
Transportation equipment	302,809	340,160
Building	2,670,908	2,676,764
Leasehold improvements	963,936	711,614
Total	5,043,467	4,770,378
Less: accumulated depreciation	(1,443,921)	(787,968)
Property and equipment, net	3,599,546	3,982,410